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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31,2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Century Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin              TX             78746
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant                    Vice President                 (512) 329-0050
Name                               (Title)                            (Phone)


                                                /s/ Jim Brilliant
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        February 7, 2002        Austin Texas
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______62_____

Form 13F Information Table Value Total: $__303,516___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


***NONE***

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

ITEM 1                          ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7            ITEM 8
                                                      FAIR             INVESTMENT DISCRETION                   VOTING AUTHORITY
                                TITLE                MARKET    SHARE                            OTHER
NAME OF ISSUER                   OF     CUSIP         VALUE    AMOUNT  SOLE   SHARED   NONE     MANAGERS      SOLE   SHARED  NONE
                                CLASS   NUMBER       (x$1000)  (x100)   (A)     (B)     (C)                    (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------

A. Schulman             COM     808194104       3,403           2,493   SOLE                                    X
AAR Corp.               COM     361105          11,309          12,552  SOLE                                    X
Adaptec Inc.            COM     00651f108       7,394           5,099   SOLE                                    X
American Express        COM     25816109        484             136     SOLE                                    X
American Tel & Tel      COM     1957109         489             270     SOLE                                    X
Ampco Pittsburgh        COM     32037103        966             898     SOLE                                    X
Angelica Corp           COM     34663104        1,227           1,132   SOLE                                    X
AVX Corp.               COM     002444107       1,226           520     SOLE                                    X
Barrick Gold Corp       COM     67901108        7,289           4,570   SOLE                                    X
Berkshire Hathaway Cl B COM     084670207       1,472           6       SOLE                                    X
Blair Corp              COM     092828102       2,156           954     SOLE                                    X
Cntl Fnd of CDA Cl A    COM     153501101       197             592     SOLE                                    X
Cone Mills Corp         COM     206814105       286             1,587   SOLE                                    X
Cooper Tire & Rubber    COM     216831107       260             163     SOLE                                    X
Corning Inc.            COM     219350105       456             512     SOLE                                    X
CPI Corp.               COM     125902106       25,540          15,385  SOLE                                    X
Cummins Inc.            COM     231021106       4,429           1,149   SOLE                                    X
Donnelly Corp.          COM     257870105       2,765           2,103   SOLE                                    X
Dress Barn              COM     261570105       1,061           424     SOLE                                    X
Dynamics Research       COM     268057106       5,997           3,341   SOLE                                    X
Eastman Kodak           COM     277461109       15,651          5,318   SOLE                                    X
Ethan Allen Interiors   COM     297602104       6,329           1,522   SOLE                                    X
Evans & Sutherland      COM     299096107       2,783           4,197   SOLE                                    X
FedEx Corporation       COM     31428X106       1,547           298     SOLE                                    X
Flexsteel Inds          COM     339382103       338             300     SOLE                                    X
Gardner Denver Inc.     COM     365558105       2,816           1,262   SOLE                                    X
Great Lakes Chemical    COM     390568103       16,086          6,625   SOLE                                    X
Helmerich & Payne       COM     423452101       4,966           1,488   SOLE                                    X
Hubbell Inc. Class B    COM     443510201       3,633           1,237   SOLE                                    X
Japan OTC Equity        COM     471091108       575             1,025   SOLE                                    X
Kemet Corp.             COM     488360108       1,066           600     SOLE                                    X
Knape & Vogt Mfg Co     COM     498782101       152             116     SOLE                                    X
Lawson Products         COM     520776105       8,127           3,126   SOLE                                    X
Learning Tree           COM     522015106       805             289     SOLE                                    X
Lufkin Industries       COM     549764108       550             205     SOLE                                    X
Lydall Inc              COM     550819106       1,594           1,594   SOLE                                    X
Matrix Services         COM     576853105       9,063           13,527  SOLE                                    X
Maxwell Technologies    COM     577767106       11,754          11,994  SOLE                                    X
Maytag Corp.            COM     578592107       970             313     SOLE                                    X
Methode Electronics     COM     591520200       5,553           6,941   SOLE                                    X
MetroLogic Instruments  COM     591676101       1,037           1,451   SOLE                                    X
MTS Systems Corp        COM     553777103       129             127     SOLE                                    X
Myers Industries Inc.   COM     628464109       7,022           5,144   SOLE                                    X
Newmont Mining          COM     651639106       3,682           1,927   SOLE                                    X
Nicor Inc               COM     654086107       2,609           627     SOLE                                    X
Parlex Corp.            COM     701630105       2,907           1,846   SOLE                                    X
PPG Industries Inc.     COM     693506107       6,268           1,212   SOLE                                    X
R R Donnelley & Sons    COM     257867101       4,660           1,570   SOLE                                    X
Readers Digest Cl B     COM     755267200       19,536          8,721   SOLE                                    X
Regal Beloit            COM     758750103       4,984           2,286   SOLE                                    X
Rollins Inc             COM     775711104       613             306     SOLE                                    X
Roxio Inc.              COM     780008108       5,217           3,152   SOLE                                    X
Royce Value Trust       COM     780910105       3,827           2,434   SOLE                                    X
Sears Roebuck           COM     812387108       3,699           776     SOLE                                    X
SL Inds Inc.            COM     784413106       130             221     SOLE                                    X
Snap-On Inc             COM     833034101       15,390          4,572   SOLE                                    X
Sonoco Products         COM     835495102       2,192           825     SOLE                                    X
Southwest Gas           COM     844895102       6,216           2,781   SOLE                                    X
Textron Inc.            COM     883203101       7,000           1,688   SOLE                                    X
Toys R Us               COM     892335100       28,090          13,544  SOLE                                    X
Vishay InterTechnology  COM     928298108       473             242     SOLE                                    X
X-Rite Inc.             COM     983857103       5,075           5,964   SOLE                                    X